Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	$ 12,139
Mineral interests [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	6,767
2019 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	5,925
2019 [Member] | Mineral interests [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	681
2020-21 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	1,472
2020-21 [Member] | Mineral interests [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	1,362
2022-23 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,109
2022-23 [Member] | Mineral interests [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,091
2024-25 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,633
2024-25 [Member] | Mineral interests [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	2,633
Business premises operating lease [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	247
Business premises operating lease [Member] | 2019 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	119
Business premises operating lease [Member] | 2020-21 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	110
Business premises operating lease [Member] | 2022-23 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	18
Business premises operating lease [Member] | 2024-25 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments
Flow-through share expenditures [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	5,125
Flow-through share expenditures [Member] | 2019 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments	5,125
Flow-through share expenditures [Member] | 2020-21 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments
Flow-through share expenditures [Member] | 2022-23 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments
Flow-through share expenditures [Member] | 2024-25 [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitment payments